EQUITY BASED COMPENSATION - Unrecognized compensation cost for unvested awards and the related remaining weighted average (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 179,891
EGH 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 18,618
Period Remaining (in years)	2 years 2 months 8 days
Replacement Awards under WWE 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 20,878
Period Remaining (in years)	11 months 15 days
TKO 2023 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 140,395
Period Remaining (in years)	2 years 1 month 28 days